CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Income Statement [Abstract]
Revenue (Note 14)	$ 384,543	$ 222,610
Cost of goods sold	99,378	22,893
Gross profit	285,165	199,717
Expenses
Accounting and audit	78,650	77,388
Depreciation and amortization (Note 8, 9, 10)	112,750	60,550
Advertising and promotions	204,277	515,360
Bad debt	50,000	75,000
Consulting (Notes 13, 15, 17)	2,193,076	1,444,735
Investor relations	184,277	203,893
Legal and professional	371,844	670,863
Office and miscellaneous	292,880	297,209
Research and development	387,074	555,730
Travel	47,336	100,587
Wages & salaries	401,283	333,199
Realized loss on disposal of marketable securities (Note 19)	18,198
Unrealized Loss on marketable securities (Note 19)	19,893	16,434
Inventory writeoff (Note 8)	8,240	7,182
Total Operating Expenses	4,369,778	4,358,130
Net (loss) and comprehensive loss for the year	(4,084,613)	(4,158,413)
Net (loss) and comprehensive loss attributable to:
Common shareholders	(3,933,996)	(4,099,420)
Non-controlling interest	$ (150,617)	$ (58,993)
Basic and diluted (loss) per share (in dollars per share)	$ (0.05)	$ (0.05)
Weighted average number of common shares outstanding
Basic and diluted (in shares)	83,201,271	77,792,263